Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes	Income taxes

	2023	2022
	$	$

Current tax expense
Current year	1,474	562
Adjustment for prior years	171	(281)
	1,645	281
Deferred tax expense
Origination and reversal of temporary differences	(2,892)	(1,959)
Change in unrecognized losses and deductible temporary differences	3,253	2,442
	361	483
	2,006	764
Rate reconciliation

A reconciliation of income tax expense and the product of accounting income before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2023	2022
	$	$
Income before income taxes	4,846	7,782
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	1,284	2,062
Foreign tax rate differential	4	4
Effect of permanent differences	(1,906)	(4,905)
Foreign exchange	(652)	1,120
Change in unrecognized deferred tax asset	3,276	2,483
Income tax expense	2,006	764

Deferred tax assets and liabilities

The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2023 and 2022, including the movement in deferred tax balances, are as follows:

	2022	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2023
						$
Deferred tax assets
Non-capital loss carry forwards	1,402	(200)	453	416	—	2,071
Net capital loss carry forwards	—	4	—	—	—	4
Reserves	126	612	—	—	—	738
Property, plant and equipment and other assets	895	(450)	—	—	—	445
Financing charges	1,264	(721)	—	—	—	543
Other	48	5	—	—	3	56
Reclassification	(3,617)	—	—	—	85	(3,532)
	118	(750)	453	416	88	325
Deferred tax liabilities
Unrealized foreign exchange gains	(1,203)	1,124	—	—	—	(79)
Contract asset	(2,620)	(1,003)	—	—	—	(3,623)
Intangible assets	(287)	384	—	(443)	—	(346)
Property, plant and equipment and other assets	(373)	13	—	—	—	(360)
Pension	(65)	(24)	—	—	—	(89)
Other	(345)	(105)	—	—	(1)	(451)
Reclassification	3,617	—	—	—	(85)	3,532
	(1,276)	389	—	(443)	(86)	(1,416)
Net deferred tax liabilities	(1,158)	(361)	453	(27)	2	(1,091)

	2021	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2022
						$
Deferred tax assets
Non-capital loss carry forwards	654	748	—	—	—	1,402
Reserves	319	(193)	—	—	—	126
Property, plant and equipment and other assets	303	592	—	—	—	895
Pension	52	(52)	—	—	—	—
Financing charges	372	892	—	—	—	1,264
Other	186	(155)	—	—	17	48
Reclassification	(1,886)	—	—	—	(1,731)	(3,617)
	—	1,832	—	—	(1,714)	118
Deferred tax liabilities
Unrealized foreign exchange gains	(26)	(1,177)	—	—	—	(1,203)
Contract asset	(1,133)	(1,487)	—	—	—	(2,620)
Intangible assets	(394)	107	—	—	—	(287)
Property, plant and equipment and other assets	(559)	186	—	—	—	(373)
Pension	—	(65)	—	—	—	(65)
Other	(466)	121	—	—	—	(345)
Reclassification	1,886	—	—	—	1,731	3,617
	(692)	(2,315)	—	—	1,731	(1,276)
Net deferred tax liabilities	(692)	(483)	—	—	17	(1,158)

The reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can realize the benefits:

	2023	2022
	$	$
Non-capital loss carry forwards	72,669	63,257
Other deductible temporary differences	18,370	13,545
Total unrecognized deductible temporary differences	91,039	76,802

Non-capital loss carryforwards expire pursuant to the table below and other deductible temporary differences have an unlimited carry forward period pursuant to current tax laws.

Unrecognized non-capital tax losses

Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2023	Expiry date	2022	Expiry date
	$		$
Expire	24,289	2039-2042	31,173	2036-2042
Never expire	48,381	Indefinite	32,084	Indefinite
	72,670		63,257

Unrecognized deferred tax liabilities

As at December 31, 2023, the aggregate amount of temporary differences associated with investments in subsidiaries for which the Company has not recognized deferred tax liabilities is $8,790 (2022 - $4,143) as the Company ultimately controls whether the such liabilities will be incurred and it is satisfied that it will not be incurred in the foreseeable future. The temporary differences relate to undistributed earnings of the Company's subsidiaries.